INCOME TAX (Details Narrative) - HKD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 2
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Percent	8.25%
Effective Income Tax Rate Reconciliation Remaining Assessable Profits	16.50%
Effective Income Tax Rate Reconciliation, Deduction, Percent	16.50%
Tax Authority Term		10 years	10 years	10 years
Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax Authority Term		6 years	6 years	6 years
HONG KONG
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 2